Condensed Consolidating Statements of Income (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016 [1]	Dec. 31, 2015	Sep. 30, 2015 [1]	Jun. 30, 2015 [1]	Mar. 31, 2015 [1]	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues:
Transaction and clearing fees, net									$ 3,384	$ 3,228	$ 3,144
Market data fees									1,978	871	691
Listing Fees and Other Revenue									596	583	517
Revenues									5,958	4,682	4,352
Transaction-based expenses									1,459	1,344	1,260
Total revenues, less transaction-based expenses	$ (1,138)	$ (875)	$ (1,078)	$ (1,129)	$ (1,154)	$ (816)	$ (797)	$ (850)	(4,499)	(3,338)	(3,092)
Operating expenses:
Selling, general and administrative									323	312	402
Depreciation and amortization									610	374	333
Total other income (expense), net									(138)	(97)	(41)
Income before income taxes									2,029	1,653	1,407
Income tax expense (benefit)									580	358	402
Equity earnings from subsidiaries									0	0	0
Income from continuing operations									(1,449)	(1,295)	(1,005)
Income from discontinued operations, net of tax											(11)
Net income (loss)									(1,449)	(1,295)	(1,016)
Net income attributable to non-controlling interest									(27)	(21)	(35)
Net income (loss) attributable to ICE Group, Inc.	(352)	(370)	(344)	(357)	(369)	(306)	(283)	(315)	(1,422)	(1,274)	(981)
Labor and Related Expense									945	611	592
Technology Services Costs									374	203	188
Acquisition-related transaction and integration costs									80	88	129
Operating Expenses									2,332	1,588	1,644
Operating Income (Loss)	$ 558	$ 418	$ 474	$ 551	$ 584	$ 440	$ 430	$ 462	2,167	1,750	1,448
ICE Group, Inc. (Parent)
Revenues:
Transaction and clearing fees, net									0	0	0
Market data fees									0	0	0
Listing Fees and Other Revenue									0	0	0
Revenues									0	0	0
Transaction-based expenses									0	0	0
Total revenues, less transaction-based expenses									0	0	0
Operating expenses:
Selling, general and administrative									1	1	1
Depreciation and amortization									0	0	0
Total other income (expense), net									(166)	(44)	(17)
Income before income taxes									(168)	(58)	(19)
Income tax expense (benefit)									0	0	(2)
Equity earnings from subsidiaries									1,590	1,332	998
Income from continuing operations											(981)
Income from discontinued operations, net of tax											0
Net income (loss)									(1,422)	(1,274)	(981)
Net income attributable to non-controlling interest									0	0	0
Net income (loss) attributable to ICE Group, Inc.									(1,422)	(1,274)	(981)
Labor and Related Expense									1	1	1
Technology Services Costs									0	0	0
Acquisition-related transaction and integration costs									0	12	0
Operating Expenses									2	14	2
Operating Income (Loss)									(2)	(14)	(2)
Subsidiary Guarantor - NYSE Euronext Holdings, LLC
Revenues:
Transaction and clearing fees, net									0	0	0
Market data fees									0	0	0
Listing Fees and Other Revenue									0	0	0
Revenues									0	0	0
Transaction-based expenses									0	0	0
Total revenues, less transaction-based expenses									0	0	0
Operating expenses:
Selling, general and administrative									0	0	0
Depreciation and amortization									0	0	0
Total other income (expense), net									33	(23)	(45)
Income before income taxes									33	(23)	(57)
Income tax expense (benefit)									0	0	0
Equity earnings from subsidiaries									1,201	417	535
Income from continuing operations											(478)
Income from discontinued operations, net of tax											0
Net income (loss)									(1,234)	(394)	(478)
Net income attributable to non-controlling interest									0	0	0
Net income (loss) attributable to ICE Group, Inc.									(1,234)	(394)	(478)
Labor and Related Expense									0	0	0
Technology Services Costs									0	0	0
Acquisition-related transaction and integration costs									0	0	12
Operating Expenses									0	0	12
Operating Income (Loss)									0	0	(12)
Subsidiary Non-Guarantors
Revenues:
Transaction and clearing fees, net									3,384	3,228	3,144
Market data fees									1,978	871	691
Listing Fees and Other Revenue									596	583	517
Revenues									5,958	4,682	4,352
Transaction-based expenses									1,459	1,344	1,260
Total revenues, less transaction-based expenses									(4,499)	(3,338)	(3,092)
Operating expenses:
Selling, general and administrative									322	311	401
Depreciation and amortization									610	374	333
Total other income (expense), net									(5)	(30)	21
Income before income taxes									2,164	1,734	1,483
Income tax expense (benefit)									580	358	404
Equity earnings from subsidiaries									0	0	0
Income from continuing operations											(1,079)
Income from discontinued operations, net of tax											(11)
Net income (loss)									(1,584)	(1,376)	(1,090)
Net income attributable to non-controlling interest									(27)	(21)	(35)
Net income (loss) attributable to ICE Group, Inc.									(1,557)	(1,355)	(1,055)
Labor and Related Expense									944	610	591
Technology Services Costs									374	203	188
Acquisition-related transaction and integration costs									80	76	117
Operating Expenses									2,330	1,574	1,630
Operating Income (Loss)									2,169	1,764	1,462
Consolidating Adjustments
Revenues:
Transaction and clearing fees, net									0	0	0
Market data fees									0	0	0
Listing Fees and Other Revenue									0	0	0
Revenues									0	0	0
Transaction-based expenses									0	0	0
Total revenues, less transaction-based expenses									0	0	0
Operating expenses:
Selling, general and administrative									0	0	0
Depreciation and amortization									0	0	0
Total other income (expense), net									0	0	0
Income before income taxes									0	0	0
Income tax expense (benefit)									0	0	0
Equity earnings from subsidiaries									(2,791)	(1,749)	(1,533)
Income from continuing operations											1,533
Income from discontinued operations, net of tax											0
Net income (loss)									2,791	1,749	1,533
Net income attributable to non-controlling interest									0	0	0
Net income (loss) attributable to ICE Group, Inc.									2,791	1,749	1,533
Labor and Related Expense									0	0	0
Technology Services Costs									0	0	0
Acquisition-related transaction and integration costs									0	0	0
Operating Expenses									0	0	0
Operating Income (Loss)									$ 0	$ 0	$ 0

[1]	We acquired Securities Evaluations and Credit Market Analysis on October 3, 2016, Interactive Data on December 14, 2015 and Trayport on December 11, 2015 and we have included their results with our consolidated results above effective from the acquisition dates (Note 3).